UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number: 811-05807

Eagle Capital Growth Fund, Inc.

(Exact name of registrant as specified in charter)

205 E. Wisconsin Ave.

Suite 120

Milwaukee, WI 53202

(Address of principal executive offices) (zip code)

Luke E. Sims, President

Eagle Capital Growth Fund, Inc.

205 E. Wisconsin Ave.

Suite 120

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-1107

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2008 thru 06/30/2009

Issuer:	AFLAC Inc.

Ticker symbol:	AFL

CUSIP:	001055102

Date of shareholder meeting:	05/04/2009

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2. Non-binding proposal regarding executive compensation. The Fund voted FOR this proposal as proposed and recommended by management.

3. Ratification of KPMG LLP as auditor for current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

Issuer:	Alcon Inc.

Ticker symbol:	ACL

CUSIP:	H01301102

Date of shareholder meeting:	05/05/2009

1. Approval of 2008 annual report and financial statements. The Fund voted FOR this proposal as proposed and recommended by management.

2. Appropriation of available earnings and proposed dividend. The Fund voted FOR this proposal as proposed and recommended by management.

3. Discharge Board. The Fund voted FOR this proposal as proposed and recommended by management.

4. Election of auditors. The Fund voted FOR this proposal as proposed and recommended by management.

5. Election of special auditors. The Fund voted FOR this proposal as proposed and recommended by management.

6. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

7. Share cancellation. The Fund voted FOR the proposal as proposed and recommended by management.

8. Amendments to articles of association. The Fund voted FOR the proposal as proposed and recommended by management.

Issuer:	Automatic Data Processing, Inc

Ticker symbol:	ADP

CUSIP:	53015103

Date of shareholder meeting:	09/12/2008

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2. Approval of the 2008 omnibus award plan. The Fund voted FOR this proposal as recommended by management.

3. Approval of Deloitte & Touche LLP as auditors for the current fiscal year. The Fund voted FOR this proposal as recommended by management.

Issuer:	Berkshire Hathaway Inc.

Ticker symbol:	BRKb

CUSIP:	84670207

Date of shareholder meeting:	05/02/2009

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2. Shareholder proposal regarding the production of a sustainability report. The Fund voted AGAINST this proposal as recommended by management.

Issuer:	CIT Group Inc.

Ticker symbol:	CIT

CUSIP:	125581108

Date of shareholder meeting:	05/12/2009

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management except William Freeman, Susan Lyne, Marianne Parrs, Jeffrey Peek, and John Ryan.

2. Ratification of PricewaterhouseCoopers LLP as auditors. The Fund voted FOR this proposal as proposed and recommended by management.

3. Proposal regarding approval of long-term incentive plan. The Fund voted AGAINST this proposal contrary to the recommendation of management.

4. Proposal to approve the employee stock purchase plan. The Fund voted AGAINST this proposal contrary to the recommendation of management.

5. Proposal to approve the increase the issuance of shares. The Fund voted AGAINST this proposal contrary to the recommendation of management.

6. Proposal to approve the compensation of executives. The Fund voted AGAINST this proposal contrary to the recommendation of management.

Issuer:	Citigroup Inc.

Ticker symbol:	C

CUSIP:	172967101

Date of shareholder meeting:	04/21/2009

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management except C. Michael Armstrong, Alain Belda, John Deutch, Anne Mulcahy, Vikram Pandit, Richard Parsons, and Judith Rodin.

2. Ratification of KPMG LLP as auditors. The Fund voted FOR this proposal as proposed and recommended by management.

3. Proposal regarding 2009 Stock Incentive Plan. The Fund voted AGAINST this proposal contrary to the recommendation of management.

4. Proposal regarding 2008 Executive Compensation Plan. The Fund voted FOR this proposal as proposed and recommended by management.

5. Stockholder proposal regarding report on governmental service. The Fund voted AGAINST this proposal as recommended by management.

6. Stockholder proposal regarding report on political contributions. The Fund voted AGAINST this proposal as recommended by management.

7. Stockholder proposal regarding report on predatory practices. The Fund voted AGAINST this proposal as recommended by management.

8. Stockholder proposal regarding two candidates for each Board position. The Fund voted AGAINST this proposal as recommended by management.

9. Stockholder proposal regarding report on Carbon Principles. The Fund voted AGAINST this proposal as recommended by management.

10. Stockholder proposal regarding executive holding of shares. The Fund voted AGAINST this proposal as recommended by management.

11. Stockholder proposal regarding additional disclosure about compensation consultants. The Fund voted FOR this proposal contrary to the recommendation of management.

12. Stockholder proposal requesting that large shareholder can call special shareholder meetings. The Fund voted AGAINST this proposal as recommended by management.

13. Stockholder proposal requesting cumulative voting. The Fund voted FOR this proposal contrary to the recommendation of management.

Issuer:	Colgate-Palmolive Co.

Ticker symbol:	CL

CUSIP:	194162103

Date of shareholder meeting:	05/08/2009

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2. Ratification of PricewaterhouseCoopers LLP as auditors for current fiscal year. The Fund voted FOR this proposal as recommended by management.

3. Approval of executive compensation plan. The Fund voted FOR this proposal as recommended by management.

4. Stockholder proposal on executive compensation advisory vote. The Fund voted AGAINST this proposal as recommended by management.

Issuer:	Emerson Electric Co.

Ticker symbol:	EMR

CUSIP:	291011104

Date of shareholder meeting:	02/03/2009

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2. Ratification of KPMG LLP as auditors for current fiscal year. The Fund voted FOR the proposal as proposed and recommended by management.

Issuer:	Franklin Resources Inc.

Ticker symbol:	BEN

CUSIP:	354613101

Date of shareholder meeting:	03/11/2009

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2. Ratification of PricewaterhouseCoopers LLP as auditors for current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

3. Stockholder approval of Executive Compensation Plan. The Fund voted AGAINST this proposal contrary to the recommendation of management.

Issuer:	General Electric Inc.

Ticker symbol:	GE

CUSIP:	369604103

Date of shareholder meeting:	04/22/2009

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2. Ratification of KPMG as auditors for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

3. Shareholder proposal regarding cumulative voting. The Fund voted FOR this proposal contrary to the recommendation of management.

4. Shareholder proposal regarding executive compensation advisory vote. The Fund voted FOR this proposal contrary to the recommendation of management.

5. Shareholder proposal regarding independent study regarding breakup of GE. The Fund voted AGAINST this proposal as recommended by management.

6. Shareholder proposal regarding dividend policy. The Fund voted FOR this proposal contrary to the recommendation of management.

7. Shareholder proposal regarding shareholder vote on golden parachutes. The Fund voted FOR this proposal contrary to the recommendation of management.

Issuer:	Graco Inc.

Ticker symbol:	GGG

CUSIP:	384109104

Date of shareholder meeting:	04/24/2009

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2. Approval of Deloitte & Touche LLP as auditors for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

Issuer:	The Home Depot Inc.

Ticker symbol:	HD

CUSIP:	437076102

Date of shareholder meeting:	05/28/2009

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2. Ratification of KPMG LLP as auditors. The Fund voted FOR this proposal as proposed and recommended by management.

3. Proposal regarding amending articles of incorporation. The Fund voted FOR this proposal as proposed and recommended by management.

4. Shareholder proposal regarding cumulative voting. The Fund voted AGAINST this proposal as recommended by management.

5. Shareholder proposal regarding special shareholder meeting. The Fund voted AGAINST this proposal as recommended by management.

6. Shareholder proposal regarding employment diversity. The Fund voted AGAINST this proposal as recommended by management.

7. Shareholder proposal regarding executive officer compensation. The Fund voted AGAINST this proposal as recommended by management.

8. Shareholder proposal regarding energy use. The Fund voted AGAINST this proposal as recommended by management.

Issuer:	Jack Henry & Associates Inc.

Ticker symbol:	JKHY

CUSIP:	426281101

Date of shareholder meeting:	11/13/2008

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2. Approval of the company’s auditors for the current fiscal year. The Fund voted FOR this proposal as recommended by management.

Issuer:	Johnson & Johnson

Ticker symbol:	JNJ

CUSIP:	369604103

Date of shareholder meeting:	04/23/2009

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management except Charles Prince.

2. Ratification of PricewaterhouseCoopers LLP as auditors for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

3. Shareholder vote on advisory vote on executive compensation. The Fund voted FOR this proposal contrary to the recommendation of management.

Issuer:	Lowe’s Companies Inc.

Ticker symbol:	LOW

CUSIP:	548661107

Date of shareholder meeting:	05/29/2009

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2. Proposal regarding long-term incentive plan. The Fund voted FOR this proposal as proposed and recommended by management.

3. Ratification of Deloitte & Touche LLP as auditors for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

4. Proposal to approve amendments to articles of incorporation. The Fund voted FOR this proposal as proposed and recommended by management.

5. Shareholder proposal to reincorporate in North Dakota. The Fund voted AGAINST this proposal as recommended by management.

6. Shareholder proposal regarding health care reform principles. The Fund voted AGAINST this proposal as recommended by management.

7. Shareholder proposal regarding separating roles of Chairman and CEO. The Fund voted FOR this proposal contrary to the recommendation of management.

Issuer:	Marshall & Ilsley Corp.

Ticker symbol:	MI

CUSIP:	571834100

Date of shareholder meeting:	04/28/2009

1. Election of directors. The Fund voted FOR most nominees as proposed and recommended by management. The Fund WITHHELD votes from Mark Furlong, Dennis Kuester, and James Wigdale contrary to the recommendation of management.

2. Approval of employee stock purchase plan. The Fund voted FOR this proposal as proposed and recommended by management.

3. Approval of equity incentive plan. The Fund voted FOR this proposal as proposed and recommended by management.

4. Appointment of Deloitte & Touche LLP as the auditor’s for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

5. Approval of non-binding compensation vote. The Fund voted AGAINST this proposal contrary to the recommendation of management.

6. Shareholder proposal for majority election of directors. The Fund voted FOR this proposal contrary to the recommendation of management.

Issuer:	Medtronic, Inc.

Ticker symbol:	MDT

CUSIP:	585055106

Date of shareholder meeting:	08/21/2008

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2. Ratification of PricewaterhouseCoopers LLP as auditors for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

3. Approval of the Medtronic, Inc. 2008 stock award and incentive plan. The Fund voted FOR this proposal as proposed and recommended by management.

Issuer:	The Manitowoc Company, Inc.

Ticker symbol:	MTW

CUSIP:	563571108

Date of shareholder meeting:	05/05/2009

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2. Ratification of PriceWaterhouseCoopers LLP as auditors for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

Issuer:	Paychex, Inc.

Ticker symbol:	PAYX

CUSIP:	704326107

Date of shareholder meeting:	10/07/2008

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2. Ratification of Ernst & Young LLP as the auditors for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

Issuer:	PepsiCo Inc.

Ticker symbol:	PEP

CUSIP:	713448108

Date of shareholder meeting:	05/06/2009

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2. Approval of independent registered public accountants. The Fund voted FOR this proposal as proposed and recommended by management.

3. Approval of executive compensation plan. The Fund voted FOR this proposal as proposed and recommended by management.

4. Shareholder proposal regarding recycling. The Fund voted AGAINST this proposal as proposed and recommended by management.

5. Shareholder proposal regarding genetically engineered products. The Fund voted AGAINST this proposal as proposed and recommended by management.

6. Shareholder proposal regarding charitable contributions. The Fund voted AGAINST this proposal as proposed and recommended by management.

7. Shareholder proposal regarding advisory vote on compensation. The Fund voted AGAINST this proposal as proposed and recommended by management.

Issuer:	Pfizer Inc.

Ticker symbol:	PFE

CUSIP:	717081103

Date of shareholder meeting:	04/23/2009

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2. Auditors. The Fund voted FOR this proposal as proposed and recommended by management.

3. Amend the Stock Plan. The Fund voted AGAINST this proposal as proposed and recommended by management.

4. Shareholder proposal regarding stock options. The Fund voted FOR this proposal contrary to the recommendation of management.

5. Shareholder proposal regarding advisory vote on executive compensation. The Fund voted FOR this proposal contrary to the recommendation of management.

6. Shareholder proposal regarding cumulative voting. The Fund voted FOR this proposal contrary to the recommendation of management.

7. Shareholder proposal regarding special shareholder meetings. The Fund voted AGAINST this proposal as recommended by management.

Issuer:	Sigma-Aldrich Co.

Ticker symbol:	SIAL

CUSIP:	826552101

Date of shareholder meeting:	05/05/2009

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2. Ratification of KPMG as auditors for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

Issuer:	State Street Corp

Ticker symbol:	STT

CUSIP:	857477103

Date of shareholder meeting:	05/20/2009

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management except P. de Saint-Agnon, R. Kaplan, and R. Logue.

2. Proposal regarding change to articles of organization. The Fund voted FOR this proposal as proposed and recommended by management.

3. Proposal to approve the equity incentive plan. The Fund voted AGAINST this proposal contrary to the recommendation of management.

4. Proposal to approve non-binding executive compensation. The Fund voted FOR this proposal as proposed and recommended by management.

5. Proposal to ratify Ernst & Young LLP as auditors. The Fund voted FOR this proposal as proposed and recommended by management.

6. Shareholder proposal. The Fund voted AGAINT this proposal as recommended by management.

Issuer:	Stryker Corp.

Ticker symbol:	SYK

CUSIP:	863667101

Date of shareholder meeting:	04/29/2009

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2. Ratification of Ernst & Young LLP as auditors for current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

Issuer:	Sysco Corp.

Ticker symbol:	SYY

CUSIP:	871829107

Date of shareholder meeting:	11/19/2008

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2. Approval of the executive compensation plan. The Fund voted FOR this proposal as proposed and recommended by management.

3. Ratification of Ernst & Young LLP as auditors for current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

4. Shareholder proposal to change director election so that directors are elected annually. The Fund voted AGAINST this proposal, as recommended by management.

Issuer:	T. Rowe Price Group, Inc.

Ticker symbol:	TROW

CUSIP:	74144T108

Date of shareholder meeting:	04/08/2009

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2. Ratification of the appointment of KPMG as auditors for current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

Issuer:	Total Systems Services Inc.

Ticker symbol:	TSS

CUSIP:	891906109

Date of shareholder meeting:	04/29/2009

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2. Declassification of Board. The Fund voted FOR this proposal as proposed and recommended by management.

3. Ratification of KPMG LLP as auditors for current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

Issuer:	Teleflex Inc.

Ticker symbol:	TFX

CUSIP:	879369106

Date of shareholder meeting:	05/01/2009

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2. Auditors. The Fund voted FOR this proposal as proposed and recommended by management.

Issuer:	Zimmer Holdings, Inc.

Ticker symbol:	ZMH

CUSIP:	98956P102

Date of shareholder meeting:	05/04/2009

1. Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2. Auditors. The Fund voted FOR this proposal as proposed and recommended by management.

3. 2009 stock incentive plan. The Fund voted AGAINST this proposal contrary to the recommendation of management.

4. Stock plan for directors. The Fund voted AGAINST this proposal contrary to the recommendation of management.

5. Deferred compensation plan for directors. The Fund voted AGAINST this proposal contrary to the recommendation of management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE CAPITAL GROWTH FUND, INC.

By: /s/ Luke E. Sims ______________________

Luke E. Sims, President

Date:	July 9, 2009